UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00524
BNY Mellon Investment Funds III
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
6/30/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon High Yield Fund
ITEM 1 - Reports to Stockholders
BNY Mellon High Yield Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Class A – DPLTX
This semi-annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$48	0.95%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$503	318	59.90%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Sector Allocation (Based on Net Assets)

Consumer, Non-cyclical
15.8%
Financial
14.9%
Communications
13.1%
Industrial
12.0%
Consumer, Cyclical
11.9%
Investment Companies
10.8%
Energy
9.9%
Technology
7.0%
Utilities
5.1%
Basic Materials
4.2%
Asset Backed Securities
2.0%
Net Other Assets and Liabilities
-6.7%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
87.6%
Investment Companies
10.8%
Floating Rate Loan Interests
5.2%
Collateralized Loan Obligations
2.0%
Fixed Rate Loan Interests
0.9%
Convertible Corporate Bonds and Notes
0.2%
Forward Foreign Currency Exchange Contracts*
-0.0%
Net Other Assets and Liabilities
-6.7%

* Amount represents less than 0.1%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0029SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon High Yield Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Class C – PTHIX
This semi-annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$86	1.70%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$503	318	59.90%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
* Amount represents less than 0.1%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0359SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon High Yield Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Class I – DLHRX
This semi-annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$36	0.70%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$503	318	59.90%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
* Amount represents less than 0.1%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0759SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon High Yield Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2025

Class	Ticker
A	DPLTX
C	PTHIX
I	DLHRX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon High Yield Fund
STATEMENT OF INVESTMENTS
June 30, 2025 (Unaudited)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 89.6%
Advertising — .8%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(b)		5.13	8/15/2027	1,012,000	1,001,120
Dotdash Meredith, Inc., Sr. Scd. Bonds(b)		7.63	6/15/2032	1,734,000	1,682,743
Neptune BidCo US, Inc., Sr. Scd. Notes(b)		9.29	4/15/2029	1,284,000	1,251,258
					3,935,121
Aerospace & Defense — 2.8%
AAR Escrow Issuer LLC, Gtd. Notes(b)		6.75	3/15/2029	2,146,000	2,225,376
Bombardier, Inc., Sr. Unscd. Notes(b)		6.75	6/15/2033	1,314,000	1,363,211
Goat Holdco LLC, Sr. Scd. Notes(b)		6.75	2/1/2032	2,711,000	2,758,375
TransDigm, Inc., Gtd. Notes(b)		6.38	5/31/2033	1,625,000	1,630,535
TransDigm, Inc., Sr. Scd. Notes(b)		6.38	3/1/2029	2,205,000	2,264,957
TransDigm, Inc., Sr. Scd. Notes(b)		6.88	12/15/2030	3,130,000	3,249,888
TransDigm, Inc., Sr. Scd. Notes(b)		7.13	12/1/2031	467,000	489,868
					13,982,210
Airlines — 1.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(b)		5.75	4/20/2029	2,317,451	2,316,866
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(b),(c)		9.88	9/20/2031	1,832,000	1,783,463
United Airlines, Inc., Sr. Scd. Notes(b)		4.63	4/15/2029	1,871,000	1,817,406
					5,917,735
Automobiles & Components — .8%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b),(c)		6.75	5/15/2028	2,700,000	2,773,799
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b),(c)		6.75	2/15/2030	1,235,000	1,285,125
					4,058,924
Banks — .7%
Citigroup, Inc., Jr. Sub. Notes, Ser. X(d)		3.88	2/18/2026	2,614,000	2,584,547
Freedom Mortgage Corp., Sr. Unscd. Notes(b)		6.63	1/15/2027	745,000	746,851
					3,331,398
Building Materials — 2.2%
Builders FirstSource, Inc., Gtd. Notes(b)		4.25	2/1/2032	1,482,000	1,374,058
Camelot Return Merger Sub, Inc., Sr. Scd. Notes(b),(c)		8.75	8/1/2028	2,402,000	2,216,998
Cornerstone Building Brands, Inc., Sr. Scd. Notes(b)		9.50	8/15/2029	550,000	506,108
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(b)		6.63	12/15/2030	3,180,000	3,254,482
Quikrete Holdings, Inc., Sr. Scd. Notes(b)		6.38	3/1/2032	1,756,000	1,806,827
Quikrete Holdings, Inc., Sr. Unscd. Notes(b)		6.75	3/1/2033	350,000	361,358
Standard Industries, Inc., Sr. Unscd. Notes(b)		4.75	1/15/2028	1,834,000	1,814,941
					11,334,772
Chemicals — 1.6%
Celanese US Holdings LLC, Gtd. Notes(c)		6.75	4/15/2033	1,061,000	1,072,879
Innophos Holdings, Inc., Bonds(b)		11.50	6/15/2029	209,000	211,237
Itelyum Regeneration SpA, Sr. Scd. Bonds(b)	EUR	5.75	4/15/2030	1,070,000	1,273,627
Olympus Water US Holding Corp., Sr. Scd. Notes(b)	EUR	9.63	11/15/2028	640,000	793,585
Olympus Water US Holding Corp., Sr. Scd. Notes(b)		9.75	11/15/2028	963,000	1,015,272
Rain Carbon, Inc., Sr. Scd. Notes(b),(c)		12.25	9/1/2029	1,551,000	1,665,310
WR Grace Holdings LLC, Sr. Unscd. Notes(b)		5.63	8/15/2029	2,253,000	2,041,502
					8,073,412
Collateralized Loan Obligations Debt — 2.0%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)(b),(e)	EUR	8.34	4/20/2032	1,450,000	1,712,044
ASSURANT II Ltd. CLO, Ser. 2018-2A, Cl. E, (3 Month TSFR +5.86%)(b),(e)		10.13	4/20/2031	800,000	800,102

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 89.6% (continued)
Collateralized Loan Obligations Debt — 2.0% (continued)
Barings Ltd. CLO, Ser. 2018-1A, Cl. D, (3 Month TSFR +5.76%)(b),(e)		10.02	4/15/2031	2,000,000	1,979,808
Diameter Capital 3 Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(e)		9.51	1/15/2038	800,000	803,417
Neuberger Berman Loan Advisers 36 Ltd. CLO, Ser. 2020-36A, Cl. ER2, (3 Month TSFR +7.30%)(b),(e)		11.57	4/20/2033	500,000	501,919
Palmer Square Loan Funding Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.90%)(b),(e)		10.16	4/15/2031	800,000	803,464
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Month TSFR +8.12%)(b),(e)		12.39	10/20/2035	750,000	744,303
St. Pauls CLO, Ser. 11A, Cl. E, (3 Month EURIBOR +6.00%)(b),(e)	EUR	8.26	1/17/2032	1,000,000	1,176,295
Trimaran Cavu Ltd. CLO, Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(e)		10.27	1/20/2037	1,400,000	1,363,450
					9,884,802
Commercial & Professional Services — 4.1%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(b)		7.00	5/21/2030	1,968,000	2,013,318
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes(b)		6.88	6/15/2030	1,010,000	1,024,649
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes(b)		6.00	6/1/2029	1,530,000	1,489,425
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Notes(b),(c)		4.63	6/1/2028	880,000	854,742
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)		5.75	7/15/2027	1,226,000	1,223,436
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds(b)	GBP	6.13	11/30/2028	740,000	985,418
Belron UK Finance PLC, Sr. Scd. Notes(b)		5.75	10/15/2029	1,777,000	1,793,114
House of HR Group BV, Sr. Scd. Bonds(b)	EUR	9.00	11/3/2029	700,000	822,259
Raven Acquisition Holdings LLC, Sr. Scd. Notes(b)		6.88	11/15/2031	2,789,000	2,796,090
The ADT Security Corp., Sr. Scd. Notes(b),(c)		4.88	7/15/2032	1,780,000	1,709,900
United Rentals North America, Inc., Gtd. Notes(c)		3.75	1/15/2032	1,031,000	947,780
United Rentals North America, Inc., Gtd. Notes(c)		4.00	7/15/2030	904,000	863,259
Veritiv Operating Co., Sr. Scd. Notes(b)		10.50	11/30/2030	1,068,000	1,157,440
Wand NewCo 3, Inc., Sr. Scd. Notes(b)		7.63	1/30/2032	2,676,000	2,814,694
					20,495,524
Consumer Discretionary — 4.9%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes(b),(c)		7.88	4/30/2029	1,679,000	1,753,025
Caesars Entertainment, Inc., Sr. Scd. Notes(b)		7.00	2/15/2030	1,185,000	1,227,905
Carnival Corp., Gtd. Notes(b)		6.00	5/1/2029	1,420,000	1,435,715
Carnival Corp., Gtd. Notes(b),(c)		6.13	2/15/2033	3,292,000	3,370,274
Flutter Treasury DAC, Sr. Scd. Bonds(b)		5.88	6/4/2031	1,802,000	1,816,641
Hilton Domestic Operating Co., Inc., Gtd. Notes(b)		4.00	5/1/2031	1,650,000	1,552,402
Maison Finco PLC, Sr. Scd. Bonds(b)	GBP	6.00	10/31/2027	550,000	747,853
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes(b)		4.88	5/1/2029	1,834,000	1,767,777
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Sr. Scd. Notes(b)		8.25	4/15/2030	1,482,000	1,530,821
NCL Corp. Ltd., Sr. Unscd. Notes(b),(c)		6.75	2/1/2032	1,708,000	1,746,009
NCL Finance Ltd., Gtd. Notes(b)		6.13	3/15/2028	830,000	844,021
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(b)		6.00	2/1/2033	3,021,000	3,081,124
Station Casinos LLC, Gtd. Notes(b),(c)		4.63	12/1/2031	1,640,000	1,537,268
Warnermedia Holdings, Inc., Gtd. Notes		5.14	3/15/2052	134,000	82,745
Windsor Holdings III LLC, Sr. Scd. Notes(b)		8.50	6/15/2030	1,046,000	1,122,230
Wolseley Group Finco PLC, Sr. Scd. Bonds(b)	GBP	9.75	1/31/2031	600,000	835,275
					24,451,085
Consumer Durables & Apparel — .6%
Beach Acquisition Bidco LLC, Sr. Scd. Bonds(b)	EUR	5.25	7/15/2032	860,000	1,021,547

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 89.6% (continued)
Consumer Durables & Apparel — .6% (continued)
Beach Acquisition Bidco LLC, Sr. Unscd. Notes(b),(f)	10.00	7/15/2033	1,158,000	1,203,179
S&S Holdings LLC, Sr. Scd. Notes(b)	8.38	10/1/2031	1,100,000	1,075,924
				3,300,650
Diversified Financials — 5.6%
AG Issuer LLC, Sr. Scd. Notes(b)	6.25	3/1/2028	2,238,000	2,239,831
Encore Capital Group, Inc., Sr. Scd. Notes(b)	8.50	5/15/2030	2,201,000	2,362,597
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(b)	9.13	5/15/2031	795,000	820,466
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(b)	9.25	2/1/2029	855,000	888,708
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	5.25	5/15/2027	2,699,000	2,617,439
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b)	6.13	11/1/2032	2,056,000	2,076,912
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b)	7.13	4/30/2031	2,369,000	2,494,278
OneMain Finance Corp., Gtd. Notes(c)	7.50	5/15/2031	923,000	965,058
OneMain Finance Corp., Gtd. Notes	7.88	3/15/2030	1,098,000	1,167,486
PennyMac Financial Services, Inc., Gtd. Notes(b)	7.13	11/15/2030	2,091,000	2,168,430
PennyMac Financial Services, Inc., Gtd. Notes(b)	7.88	12/15/2029	1,954,000	2,076,326
PHH Escrow Issuer LLC/PHH Corp., Sr. Unscd. Notes(b)	9.88	11/1/2029	1,477,000	1,474,622
Rocket Cos., Inc., Gtd. Notes(b)	6.13	8/1/2030	966,000	984,987
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(b),(c)	4.00	10/15/2033	1,773,000	1,587,470
VFH Parent LLC/Valor Co-Issuer, Inc., Sr. Scd. Bonds(b)	7.50	6/15/2031	3,903,000	4,098,693
				28,023,303
Electronic Components — .2%
WESCO Distribution, Inc., Gtd. Notes(b),(c)	6.38	3/15/2033	1,247,000	1,289,762
Energy — 9.7%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes(b)	7.50	10/1/2029	2,130,000	2,235,816
Aris Water Holdings LLC, Gtd. Notes(b),(c)	7.25	4/1/2030	1,686,000	1,740,893
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes(b)	7.00	7/15/2029	2,180,000	2,276,539
CITGO Petroleum Corp., Sr. Scd. Notes(b)	8.38	1/15/2029	1,446,000	1,507,670
Comstock Resources, Inc., Gtd. Notes(b)	6.75	3/1/2029	3,777,000	3,788,308
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(b)	5.50	6/15/2031	2,377,000	2,349,846
Encino Acquisition Partners Holdings LLC, Sr. Unscd. Notes(b)	8.75	5/1/2031	739,000	816,703
Energy Transfer LP, Jr. Sub. Notes, Ser. B(c),(d)	6.63	2/15/2028	3,318,000	3,314,993
Gulfport Energy Operating Corp., Gtd. Notes(b)	6.75	9/1/2029	2,929,000	3,005,455
Matador Resources Co., Gtd. Notes(b)	6.50	4/15/2032	899,000	900,061
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(b),(c)	8.25	9/1/2031	822,000	800,168
Noble Finance II LLC, Gtd. Notes(b)	8.00	4/15/2030	1,315,000	1,340,087
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b)	8.13	3/1/2028	1,924,000	1,942,482
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b)	8.75	6/15/2031	2,137,000	2,204,839
Northriver Midstream Finance LP, Sr. Scd. Notes(b)	6.75	7/15/2032	1,573,000	1,630,215
Rockies Express Pipeline LLC, Sr. Unscd. Notes(b)	4.80	5/15/2030	2,607,000	2,529,244
SM Energy Co., Sr. Unscd. Notes(b)	6.75	8/1/2029	1,174,000	1,170,705
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(b)	5.50	10/15/2029	4,129,000	4,004,201
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)	3.88	11/1/2033	775,000	678,364
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)	4.13	8/15/2031	3,068,000	2,841,941
Venture Global LNG, Inc., Jr. Sub. Notes(b),(d)	9.00	9/30/2029	4,423,000	4,304,237
Venture Global LNG, Inc., Sr. Scd. Notes(b)	8.13	6/1/2028	732,000	757,012
Venture Global LNG, Inc., Sr. Scd. Notes(b)	8.38	6/1/2031	1,712,000	1,779,368
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b)	6.50	1/15/2034	994,000	994,000
				48,913,147
Environmental Control — 1.3%
Madison IAQ LLC, Sr. Scd. Notes(b)	4.13	6/30/2028	1,984,000	1,928,847

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 89.6% (continued)
Environmental Control — 1.3% (continued)
Madison IAQ LLC, Sr. Unscd. Notes(b)		5.88	6/30/2029	541,000	532,560
Reworld Holding Corp., Gtd. Notes		5.00	9/1/2030	2,142,000	2,029,150
Waste Pro USA, Inc., Sr. Unscd. Notes(b)		7.00	2/1/2033	1,964,000	2,043,774
					6,534,331
Food Products — 2.2%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds(b)	GBP	8.13	5/14/2030	880,000	1,140,741
Fiesta Purchaser, Inc., Sr. Scd. Notes(b)		7.88	3/1/2031	1,008,000	1,070,793
Fiesta Purchaser, Inc., Sr. Unscd. Notes(b)		9.63	9/15/2032	1,625,000	1,718,711
Post Holdings, Inc., Gtd. Notes(b)		4.63	4/15/2030	2,176,000	2,093,887
Post Holdings, Inc., Gtd. Notes(b)		5.50	12/15/2029	1,400,000	1,394,840
Post Holdings, Inc., Gtd. Notes(b)		6.38	3/1/2033	851,000	860,886
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes(b)		4.63	3/1/2029	2,824,000	2,668,746
					10,948,604
Forest Products & Paper — .1%
Mercer International, Inc., Sr. Unscd. Notes(b),(c)		12.88	10/1/2028	490,000	497,602
Health Care — 8.6%
1261229 BC Ltd., Sr. Scd. Notes(b)		10.00	4/15/2032	2,588,000	2,612,560
Bausch + Lomb Corp., Sr. Scd. Bonds, (3 Month EURIBOR +3.88%)(b),(e)	EUR	5.87	1/15/2031	833,000	989,228
Bausch Health Cos., Inc., Sr. Scd. Notes(b)		11.00	9/30/2028	2,023,000	2,004,206
Cheplapharm Arzneimittel GmbH, Sr. Scd. Notes(b)		5.50	1/15/2028	1,283,000	1,241,060
CHS/Community Health Systems, Inc., Scd. Notes(b)		6.88	4/15/2029	677,000	540,368
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)		5.25	5/15/2030	565,000	501,549
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)		10.88	1/15/2032	2,694,000	2,858,649
Cidron Aida Finco Sarl, Sr. Scd. Bonds(b)	EUR	7.00	10/27/2031	440,000	530,877
Dolcetto Holdco SpA, Sr. Scd. Bonds(b)	EUR	5.63	7/14/2032	702,000	833,962
Global Medical Response, Inc., Sr. Scd. Notes(b),(f)		9.50	10/31/2028	2,715,087	2,726,898
HAH Group Holding Co. LLC, Sr. Scd. Notes(b),(c)		9.75	10/1/2031	1,706,000	1,692,571
Insulet Corp., Sr. Unscd. Notes(b)		6.50	4/1/2033	1,824,000	1,902,963
IQVIA, Inc., Gtd. Notes(b)		6.25	6/1/2032	1,306,000	1,341,873
LifePoint Health, Inc., Sr. Scd. Notes(b)		9.88	8/15/2030	1,401,000	1,517,223
LifePoint Health, Inc., Sr. Unscd. Notes(b)		10.00	6/1/2032	1,020,000	1,053,573
Medline Borrower LP, Sr. Scd. Notes(b)		3.88	4/1/2029	2,094,000	2,010,106
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Scd. Notes(b)		6.25	4/1/2029	1,758,000	1,808,163
Molina Healthcare, Inc., Sr. Unscd. Notes(b)		6.25	1/15/2033	1,771,000	1,803,805
Option Care Health, Inc., Gtd. Notes(b)		4.38	10/31/2029	2,344,000	2,257,769
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes(b),(c)		6.75	5/15/2034	1,172,000	1,126,990
Radiology Partners, Inc., Sr. Scd. Notes(b)		8.50	7/15/2032	1,598,000	1,603,721
Select Medical Corp., Gtd. Notes(b),(c)		6.25	12/1/2032	810,000	815,371
Sotera Health Holdings LLC, Sr. Scd. Notes(b)		7.38	6/1/2031	1,479,000	1,540,664
Tenet Healthcare Corp., Sr. Scd. Notes		4.25	6/1/2029	875,000	849,255
Tenet Healthcare Corp., Sr. Scd. Notes		4.63	6/15/2028	1,515,000	1,497,117
Tenet Healthcare Corp., Sr. Scd. Notes		6.13	6/15/2030	1,132,000	1,153,094
Tenet Healthcare Corp., Sr. Scd. Notes		6.75	5/15/2031	2,050,000	2,122,219
US Acute Care Solutions LLC, Sr. Scd. Notes(b)		9.75	5/15/2029	2,053,000	2,120,109
					43,055,943
Industrial — 2.2%
Arcosa, Inc., Gtd. Notes(b)		6.88	8/15/2032	1,240,000	1,287,672
Axon Enterprise, Inc., Sr. Unscd. Notes(b),(c)		6.25	3/15/2033	1,756,000	1,812,476
Chart Industries, Inc., Sr. Scd. Notes(b)		7.50	1/1/2030	1,667,000	1,747,309

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 89.6% (continued)
Industrial — 2.2% (continued)
CTEC II GmbH, Sr. Unscd. Bonds(b)	EUR	5.25	2/15/2030	909,000	916,242
Dycom Industries, Inc., Gtd. Notes(b),(c)		4.50	4/15/2029	2,389,000	2,327,060
GrafTech Finance, Inc., Scd. Notes(b)		4.63	12/23/2029	1,850,000	1,276,500
GrafTech Global Enterprises, Inc., Scd. Notes(b)		9.88	12/23/2029	338,000	268,710
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, Sr. Scd. Notes(b)		9.00	2/15/2029	1,295,000	1,355,604
					10,991,573
Information Technology — 3.8%
AthenaHealth Group, Inc., Sr. Unscd. Notes(b)		6.50	2/15/2030	4,690,000	4,620,661
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes(b)		7.25	6/15/2029	649,000	529,850
Cloud Software Group, Inc., Scd. Notes(b)		9.00	9/30/2029	742,000	769,792
Cloud Software Group, Inc., Sr. Scd. Notes(b)		6.50	3/31/2029	1,778,000	1,795,705
CoreWeave, Inc., Gtd. Notes(b)		9.25	6/1/2030	1,341,000	1,372,089
Elastic NV, Sr. Unscd. Notes(b)		4.13	7/15/2029	2,489,000	2,380,433
Ellucian Holdings, Inc., Sr. Scd. Notes(b)		6.50	12/1/2029	2,486,000	2,548,632
SS&C Technologies, Inc., Gtd. Notes(b)		6.50	6/1/2032	1,011,000	1,050,455
TeamSystem SpA, Sr. Scd. Bonds(b)	EUR	5.00	7/1/2031	461,000	543,252
UKG, Inc., Sr. Scd. Notes(b)		6.88	2/1/2031	3,557,000	3,692,878
					19,303,747
Insurance — 4.4%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Bonds(b)		6.75	7/1/2032	2,039,000	2,069,683
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(b)		8.25	2/1/2029	1,596,000	1,652,813
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(b)		6.75	4/15/2028	1,520,000	1,546,190
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(b)		7.00	1/15/2031	2,779,000	2,876,724
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(b)		7.38	10/1/2032	1,116,000	1,151,783
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, Sr. Unscd. Notes(b)		7.88	11/1/2029	2,416,000	2,473,380
Ardonagh Finco Ltd., Sr. Scd. Bonds(b)	EUR	6.88	2/15/2031	1,020,000	1,237,607
Ardonagh Finco Ltd., Sr. Scd. Notes(b)		7.75	2/15/2031	2,797,000	2,926,331
Ardonagh Group Finance Ltd., Sr. Unscd. Notes(b)		8.88	2/15/2032	1,478,000	1,556,485
Global Atlantic Fin Co., Gtd. Notes(b)		7.95	6/15/2033	1,318,000	1,493,661
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(b)		7.25	2/15/2031	843,000	873,611
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(b)		8.13	2/15/2032	770,000	804,653
Panther Escrow Issuer LLC, Sr. Scd. Notes(b)		7.13	6/1/2031	1,267,000	1,316,927
					21,979,848
Internet Software & Services — 2.4%
Arches Buyer, Inc., Sr. Unscd. Notes(b)		6.13	12/1/2028	2,640,000	2,430,401
Cablevision Lightpath LLC, Sr. Scd. Notes(b)		3.88	9/15/2027	1,384,000	1,334,788
Gen Digital, Inc., Gtd. Notes(b)		6.25	4/1/2033	3,189,000	3,282,572
Gen Digital, Inc., Gtd. Notes(b)		6.75	9/30/2027	1,230,000	1,252,794
Match Group Holdings II LLC, Sr. Unscd. Notes(b)		4.13	8/1/2030	1,857,000	1,737,820
Rakuten Group, Inc., Sr. Unscd. Notes(b)		9.75	4/15/2029	1,147,000	1,259,605
United Group BV, Sr. Scd. Bonds(b)	EUR	5.25	2/1/2030	670,000	783,124
					12,081,104
Materials — 2.1%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(b)		8.75	4/15/2030	2,589,000	2,649,878

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 89.6% (continued)
Materials — 2.1% (continued)
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(b)	6.88	1/15/2030	1,171,000	1,198,551
Graphic Packaging International LLC, Gtd. Notes(b)	6.38	7/15/2032	1,947,000	1,990,468
LABL, Inc., Sr. Scd. Notes(b)	9.50	11/1/2028	1,821,000	1,685,569
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds(b)	7.88	4/15/2027	1,241,000	1,262,894
Sealed Air Corp., Gtd. Notes(b),(c)	5.00	4/15/2029	2,064,000	2,043,102
				10,830,462
Media — 4.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(c)	4.25	1/15/2034	2,209,000	1,967,804
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	4.50	5/1/2032	3,176,000	2,959,612
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b)	5.00	2/1/2028	2,941,000	2,915,913
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b)	5.38	6/1/2029	2,885,000	2,876,456
CSC Holdings LLC, Gtd. Notes(b)	5.50	4/15/2027	788,000	753,006
CSC Holdings LLC, Gtd. Notes(b)	11.25	5/15/2028	827,000	824,524
CSC Holdings LLC, Gtd. Notes(b)	11.75	1/31/2029	3,186,000	3,032,374
CSC Holdings LLC, Sr. Unscd. Notes(b)	5.75	1/15/2030	1,015,000	503,045
Sinclair Television Group, Inc., Sr. Scd. Bonds(b)	8.13	2/15/2033	2,022,000	2,044,417
Sirius XM Radio LLC, Gtd. Notes(b)	4.13	7/1/2030	1,260,000	1,162,557
Sirius XM Radio LLC, Gtd. Notes(b)	5.00	8/1/2027	1,000,000	992,139
Sunrise FinCo I BV, Sr. Scd. Notes(b)	4.88	7/15/2031	1,630,000	1,542,591
Virgin Media Secured Finance PLC, Sr. Scd. Notes(b)	5.50	5/15/2029	1,507,000	1,483,201
				23,057,639
Metals & Mining — 2.5%
Arsenal AIC Parent LLC, Sr. Scd. Notes(b),(c)	8.00	10/1/2030	2,490,000	2,660,415
Cleveland-Cliffs, Inc., Gtd. Notes(b)	6.88	11/1/2029	1,119,000	1,102,701
Cleveland-Cliffs, Inc., Gtd. Notes(b)	7.50	9/15/2031	649,000	626,480
First Quantum Minerals Ltd., Scd. Notes(b)	9.38	3/1/2029	2,048,000	2,176,199
FMG Resources August 2006 Pty Ltd., Sr. Unscd. Notes(b)	6.13	4/15/2032	1,523,000	1,550,225
Novelis Corp., Gtd. Notes(b)	4.75	1/30/2030	1,330,000	1,275,233
Samarco Mineracao SA, Sr. Unscd. Notes(b),(f)	9.50	6/30/2031	1,912,895	1,881,678
Samarco Mineracao SA, Sr. Unscd. Notes(f)	9.50	6/30/2031	261,573	257,304
Taseko Mines Ltd., Sr. Scd. Notes(b),(c)	8.25	5/1/2030	1,024,000	1,073,283
				12,603,518
Real Estate — 3.8%
CoreLogic, Inc., Sr. Scd. Notes(b)	4.50	5/1/2028	2,405,000	2,296,179
Iron Mountain, Inc., Gtd. Notes(b)	5.00	7/15/2028	1,440,000	1,429,656
Iron Mountain, Inc., Gtd. Notes(b)	5.25	3/15/2028	1,000,000	996,287
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp., Gtd. Notes(b)	7.00	7/15/2031	1,408,000	1,473,254
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Sr. Scd. Notes(b)	4.88	5/15/2029	1,780,000	1,725,763
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(b)	6.50	4/1/2032	1,047,000	1,077,491
Rithm Capital Corp., Sr. Unscd. Notes(b)	8.00	4/1/2029	2,667,000	2,696,516
Rithm Capital Corp., Sr. Unscd. Notes(b)	8.00	7/15/2030	1,208,000	1,214,964
RLJ Lodging Trust LP, Sr. Scd. Notes(b)	4.00	9/15/2029	1,647,000	1,538,061
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)	7.25	4/1/2029	1,425,000	1,500,625
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(b)	6.00	1/15/2030	1,233,000	1,156,376
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(b)	8.63	6/15/2032	961,000	971,579
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Scd. Notes(b)	10.50	2/15/2028	1,054,000	1,118,075
				19,194,826

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 89.6% (continued)
Retailing — 3.9%
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(b)		4.00	10/15/2030	1,761,000	1,642,870
Carvana Co., Sr. Scd. Notes(b),(f)		9.00	6/1/2030	1,080,675	1,137,149
Carvana Co., Sr. Scd. Notes(b),(f)		9.00	6/1/2031	1,550,000	1,837,744
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes(b)		6.75	1/15/2030	834,000	770,288
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes(b)		4.63	1/15/2029	1,064,000	1,019,782
Foundation Building Materials, Inc., Gtd. Notes(b)		6.00	3/1/2029	2,377,000	2,182,264
PetSmart, Inc./PetSmart Finance Corp., Gtd. Notes(b)		7.75	2/15/2029	1,029,000	1,000,931
PetSmart, Inc./PetSmart Finance Corp., Sr. Scd. Notes(b)		4.75	2/15/2028	1,836,000	1,791,962
QXO Building Products, Inc., Sr. Scd. Bonds(b)		6.75	4/30/2032	1,234,000	1,274,354
Saks Global Enterprises LLC, Sr. Scd. Notes(b),(c)		11.00	12/15/2029	1,321,000	501,980
Specialty Building Products Holdings LLC/SBP Finance Corp., Sr. Scd. Notes(b),(c)		7.75	10/15/2029	970,000	954,123
Staples, Inc., Sr. Scd. Notes(b)		10.75	9/1/2029	1,519,000	1,445,215
Walgreens Boots Alliance, Inc., Sr. Unscd. Notes		4.80	11/18/2044	1,592,000	1,521,809
White Cap Buyer LLC, Sr. Unscd. Notes(b)		6.88	10/15/2028	2,603,000	2,601,030
					19,681,501
Semiconductors & Semiconductor Equipment — .5%
Entegris, Inc., Gtd. Notes(b)		5.95	6/15/2030	2,590,000	2,633,678
Technology Hardware & Equipment — .5%
Virtusa Corp., Sr. Unscd. Notes(b)		7.13	12/15/2028	2,584,000	2,464,951
Telecommunication Services — 3.8%
Altice France SA, Sr. Scd. Notes(b)		8.13	2/1/2027	3,060,000	2,756,310
CommScope Technologies LLC, Gtd. Notes(b)		5.00	3/15/2027	562,000	547,868
EchoStar Corp., Sr. Scd. Notes(f)		6.75	11/30/2030	1	1
Fibercop SpA, Sr. Scd. Notes(b)		7.72	6/4/2038	2,243,000	2,231,770
Iliad Holding SASU, Sr. Scd. Notes(b)		7.00	4/15/2032	1,240,000	1,272,030
Iliad Holding SASU, Sr. Scd. Notes(b)		8.50	4/15/2031	1,185,000	1,268,572
Level 3 Financing, Inc., Gtd. Notes(b)		3.75	7/15/2029	767,000	649,074
Level 3 Financing, Inc., Scd. Notes(b)		10.00	10/15/2032	1,578,000	1,596,435
Level 3 Financing, Inc., Sr. Scd. Bonds(b)		6.88	6/30/2033	1,291,000	1,314,552
Level 3 Financing, Inc., Sr. Scd. Notes(b)		10.75	12/15/2030	735,000	835,144
Lumen Technologies, Inc., Sr. Scd. Notes(b)		4.13	4/15/2029	520,050	507,699
Lumen Technologies, Inc., Sr. Scd. Notes(b)		10.00	10/15/2032	1,087,000	1,111,457
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P		7.60	9/15/2039	1,788,000	1,527,560
Lumen Technologies, Inc., Sr. Unscd. Notes(b)		5.38	6/15/2029	1,260,000	1,129,951
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(b)		8.25	10/1/2031	2,247,000	2,355,173
					19,103,596
Transportation — .9%
Beacon Mobility Corp., Sr. Scd. Notes(b)		7.25	8/1/2030	1,896,000	1,937,374
SGL Group ApS, Sr. Scd. Bonds, (3 Month EURIBOR +4.25%)(e)	EUR	6.30	2/24/2031	625,000	733,969
Stonepeak Nile Parent LLC, Sr. Scd. Notes(b),(c)		7.25	3/15/2032	1,748,000	1,854,114
					4,525,457
Utilities — 4.8%
Alpha Generation LLC, Sr. Unscd. Notes(b)		6.75	10/15/2032	2,275,000	2,346,685
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b),(c)		6.38	2/15/2032	3,270,000	3,278,240
ContourGlobal Power Holdings SA, Sr. Scd. Bonds(b)		6.75	2/28/2030	2,563,000	2,644,017
NRG Energy, Inc., Gtd. Notes(b)		3.88	2/15/2032	1,390,000	1,277,416

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 89.6% (continued)
Utilities — 4.8% (continued)
NRG Energy, Inc., Gtd. Notes(b)	6.25	11/1/2034	1,212,000	1,235,601
NRG Energy, Inc., Jr. Sub. Bonds(b),(d)	10.25	3/15/2028	995,000	1,105,516
PG&E Corp., Sr. Scd. Notes	5.00	7/1/2028	820,000	799,236
PG&E Corp., Sr. Scd. Notes	5.25	7/1/2030	1,299,000	1,238,294
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b)	7.50	5/1/2033	1,388,000	1,487,267
Vistra Operations Co. LLC, Gtd. Notes(b)	4.38	5/1/2029	1,200,000	1,170,358
Vistra Operations Co. LLC, Gtd. Notes(b)	6.88	4/15/2032	2,785,000	2,913,478
Vistra Operations Co. LLC, Gtd. Notes(b)	7.75	10/15/2031	2,235,000	2,377,042
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b),(c)	8.38	1/15/2031	1,164,000	1,244,181
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b),(c)	8.63	3/15/2033	754,000	808,701
				23,926,032
Total Bonds and Notes (cost $436,887,430)				450,406,257
Convertible Bonds and Notes — .2%
Diversified Financials — .0%
Riot Platforms, Inc., Sr. Unscd. Notes(b)	0.75	1/15/2030	300,000	312,000
Utilities — .2%
PG&E Corp., Sr. Scd. Notes	4.25	12/1/2027	996,000	990,821
Total Convertible Bonds and Notes (cost $1,293,931)				1,302,821

Fixed Rate Loan Interests — .9%
Technology Hardware & Equipment — .9%
X Corp., Tranche Term Loan B-3 (cost $4,777,600)		9.50	10/29/2029	4,777,489	4,652,079
Floating Rate Loan Interests — 5.2%
Automobiles & Components — .3%
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.26%)(e)		9.54	3/30/2027	1,460,319	1,382,134
Commercial & Professional Services — .3%
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.00%)(e)		9.45	1/22/2029	1,764,288	1,621,822
Energy — .3%
WaterBridge Midstream Operating LLC, Term Loan B, (3 Month TSFR +5.01%)(e)		9.31	6/27/2029	1,634,173	1,629,793
Food Products — .2%
Max US BidCo, Inc., Initial Term Loan, (1 Month TSFR +5.00%)(e)		9.33	10/2/2030	1,135,739	1,128,641
Health Care — .5%
Inovie Group, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)(e)	EUR	5.98	3/3/2028	1,000,000	1,137,705
Team Health Holdings, Inc., Extended Term Loan, (3 Month TSFR +5.25%)(e)		9.53	3/2/2027	1,285,087	1,280,667
					2,418,372
Information Technology — 1.0%
Ascend Learning LLC, Second Lien Initial Term Loan, (1 Month TSFR +5.85%)(e)		10.18	12/10/2029	1,534,069	1,539,822
Flash Charm, Inc., 2024 Term Loan B-2, (3 Month TSFR +3.50%)(e)		7.78	3/2/2028	841,735	791,669
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month TSFR +4.10%)(e)		8.38	11/30/2026	1,042,390	995,779
Polaris Newco LLC, First Lien Euro Term Loan, (1 Month EURIBOR +3.75%)(e)	EUR	5.68	6/5/2028	992,268	1,120,628
Rithum Holdings, Inc., First Lien Term Loan, (3 Month TSFR +4.15%)(e)		8.41	12/2/2027	660,542	657,655
					5,105,553
Insurance — .2%
OneDigital Borrower LLC, Second Lien Initial Term Loan, (1 Month TSFR +5.25%)(e)		9.58	7/2/2032	833,000	836,124

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 5.2% (continued)
Internet Software & Services — .5%
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)(e)		8.58	5/3/2028	1,816,731	1,707,727
MH Sub I LLC, Second Lien Term Loan, (1 Month TSFR +6.25%)(e)		10.58	2/23/2029	854,000	754,509
					2,462,236
Materials — .2%
LABL, Inc., Initial Euro Term Loan, (1 Month EURIBOR +5.00%)(e)	EUR	6.93	10/30/2028	994,845	1,028,809
Media — .2%
Gray Media, Inc., Term Loan F, (1 Month TSFR +5.25%)(e)		9.57	6/4/2029	1,155,338	1,156,887
Real Estate — .2%
Emeria SASU, Facility Term Loan B, (3 Month EURIBOR +3.50%)(e)	EUR	5.53	3/27/2028	1,000,000	1,035,259
Retailing — .3%
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (3 Month TSFR +4.00%)(e)		8.28	1/29/2031	563,573	553,308
Staples, Inc., Closing Date Term Loan, (3 Month TSFR +5.75%)(e)		10.03	9/10/2029	737,500	682,449
					1,235,757
Technology Hardware & Equipment — .2%
Peraton Corp., First Lien Term Loan B, (1 Month TSFR +3.85%)(e)		8.18	2/1/2028	1,169,145	1,035,424
Telecommunication Services — .8%
Altice France SA, USD Term Loan B-14, (3 Month TSFR +5.50%)(e)		9.76	8/31/2028	1,855,932	1,686,318
CommScope, Inc., Initial Term Loan, (1 Month TSFR +5.25%)(e)		9.58	12/17/2029	1,243,000	1,259,961
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month TSFR +3.11%)(e)		7.44	3/9/2027	990,000	944,257
					3,890,536
Total Floating Rate Loan Interests (cost $25,678,718)					25,967,347

	Shares
Exchange-Traded Funds — 2.0%
Registered Investment Companies — 2.0%
iShares 10+ Year Investment Grade Corporate Bond ETF	22,110	1,110,143
iShares iBoxx $ High Yield Corporate Bond ETF(c)	31,880	2,571,122
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	32,850	3,600,688
SPDR Bloomberg High Yield Bond ETF(c)	26,455	2,573,278
Total Exchange-Traded Funds (cost $9,501,385)		9,855,231

1-Day Yield (%)
Investment Companies — 1.8%
Registered Investment Companies — 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $9,296,324)	4.47	9,296,324	9,296,324

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — 7.0%
Registered Investment Companies — 7.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $35,267,490)	4.47	35,267,490	35,267,490
Total Investments (cost $522,702,878)		106.7%	536,747,549
Liabilities, Less Cash and Receivables		(6.7%)	(33,927,570)
Net Assets		100.0%	502,819,979

ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to $420,413,451 or 83.6% of net assets.

(c)
Security, or portion thereof, on loan. At June 30, 2025, the value of the fund’s securities on loan was $45,711,200 and the value of the collateral was
$47,687,341, consisting of cash collateral of $35,267,490 and U.S. Government & Agency securities valued at $12,419,851.  In addition, the value of collateral may include pending sales that are also on loan.

(d)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(e)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(f)	Payment-in-kind security and interest may be paid in additional par.
(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 6/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.8%	8,678,237	155,333,903	(154,715,816)	9,296,324	323,701
Investment of Cash Collateral for Securities Loaned - 7.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 7.0%	41,823,024	115,077,218	(121,632,752)	35,267,490	122,473††
Total - 8.8%	50,501,261	270,411,121	(276,348,568)	44,563,814	446,174

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	813,607	Euro	700,000	7/18/2025	(11,988)
Citigroup Global Markets, Inc.
United States Dollar	577,778	Euro	500,000	7/18/2025	(11,932)
United States Dollar	203,297	British Pound	150,000	7/18/2025	(2,618)
United States Dollar	12,898,520	Euro	11,150,000	7/18/2025	(252,020)
United States Dollar	406,985	British Pound	300,000	7/18/2025	(4,844)
Goldman Sachs & Co. LLC
United States Dollar	3,085,229	British Pound	2,275,000	7/18/2025	(37,812)
Gross Unrealized Depreciation					(321,214)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $45,711,200)—Note 1(c):
Unaffiliated issuers	478,139,064	492,183,735
Affiliated issuers	44,563,814	44,563,814
Cash denominated in foreign currency	981,247	995,354
Receivable for investment securities sold		8,568,175
Dividends, interest and securities lending income receivable		8,227,227
Receivable for shares of Beneficial Interest subscribed		233,654
		554,771,959
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		304,188
Cash overdraft due to Custodian		2,032,707
Liability for securities on loan—Note 1(c)		35,267,490
Payable for investment securities purchased		13,532,503
Payable for shares of Beneficial Interest redeemed		491,899
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		321,214
Trustees’ fees and expenses payable		1,979
		51,951,980
Net Assets ($)		502,819,979
Composition of Net Assets ($):
Paid-in capital		753,986,044
Total distributable earnings (loss)		(251,166,065)
Net Assets ($)		502,819,979

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	88,611,591	2,334,940	411,873,448
Shares Outstanding	16,278,792	428,633	75,580,093
Net Asset Value Per Share ($)	5.44	5.45	5.45
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2025 (Unaudited)

Investment Income ($):
Income:
Interest	19,903,563
Dividends:
Unaffiliated issuers	257,678
Affiliated issuers	323,701
Affiliated income net of rebates from securities lending—Note 1(c)	122,473
Total Income	20,607,415
Expenses:
Management fee—Note 3(a)	1,888,308
Distribution Plan/Service Plan fees—Note 3(b)	120,511
Trustees’ fees—Notes 3(a) and 3(d)	30,000
Loan commitment fees—Note 2	5,086
Total Expenses	2,043,905
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(30,000)
Net Expenses	2,013,905
Net Investment Income	18,593,510
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	130,361
Net realized gain (loss) on forward foreign currency exchange contracts	(1,012,262)
Net Realized Gain (Loss)	(881,901)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	6,035,132
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(545,572)
Net Change in Unrealized Appreciation (Depreciation)	5,489,560
Net Realized and Unrealized Gain (Loss) on Investments	4,607,659
Net Increase in Net Assets Resulting from Operations	23,201,169
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Operations ($):
Net investment income	18,593,510	42,147,189
Net realized gain (loss) on investments	(881,901)	6,154,343
Net change in unrealized appreciation (depreciation) on investments	5,489,560	(2,512,327)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,201,169	45,789,205
Distributions ($):
Distributions to shareholders:
Class A	(2,995,345)	(6,812,602)
Class C	(69,510)	(149,167)
Class I	(15,971,611)	(35,962,069)
Total Distributions	(19,036,466)	(42,923,838)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	22,290,272	81,967,060
Class C	172,011	274,260
Class I	80,584,856	212,266,537
Distributions reinvested:
Class A	2,440,481	5,664,305
Class C	69,076	149,288
Class I	5,197,753	12,616,575
Cost of shares redeemed:
Class A	(26,935,095)	(100,589,868)
Class C	(218,529)	(664,965)
Class I	(138,639,091)	(255,317,734)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(55,038,266)	(43,634,542)
Total Increase (Decrease) in Net Assets	(50,873,563)	(40,769,175)
Net Assets ($):
Beginning of Period	553,693,542	594,462,717
End of Period	502,819,979	553,693,542

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	4,146,048	15,303,936
Shares issued for distributions reinvested	453,320	1,056,555
Shares redeemed	(5,001,975)	(18,771,837)
Net Increase (Decrease) in Shares Outstanding	(402,607)	(2,411,346)
Class C(a)
Shares sold	32,788	51,406
Shares issued for distributions reinvested	12,819	27,832
Shares redeemed	(40,386)	(124,440)
Net Increase (Decrease) in Shares Outstanding	5,221	(45,202)
Class I(b)
Shares sold	14,986,395	39,498,690
Shares issued for distributions reinvested	964,939	2,349,084
Shares redeemed	(26,077,885)	(47,478,911)
Net Increase (Decrease) in Shares Outstanding	(10,126,551)	(5,631,137)

(a)
During the period ended June 30, 2025, 51 Class C shares representing $276 were automatically converted to 51 Class A shares and during the period ended
December 31, 2024, 103 Class C shares representing $552 were automatically converted to 103 Class A shares.

(b)	During the period ended December 31, 2024, 178,640 Class I shares representing $961,568 were exchanged for 178,842 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	5.38	5.36	5.12	6.11	6.15	6.18
Investment Operations:
Net investment income(a)	.18	.37	.35	.28	.27	.29
Net realized and unrealized gain (loss) on investments	.06	.03	.25	(.99 )	(.01 )	(.02 )
Total from Investment Operations	.24	.40	.60	(.71 )	.26	.27
Distributions:
Dividends from net investment income	(.18 )	(.38 )	(.36 )	(.28 )	(.29 )	(.30 )
Dividends from net realized gain on investments	-	-	-	-	(.01 )	-
Total Distributions	(.18 )	(.38 )	(.36 )	(.28 )	(.30 )	(.30 )
Net asset value, end of period	5.44	5.38	5.36	5.12	6.11	6.15
Total Return (%)(b)	4.57 (c)	7.71	12.26	(11.76)	4.33	4.77
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(d)	.96 (e)	.96	.97	.96	.96	.96
Ratio of net expenses to average net assets(d),(f)	.95 (e)	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets(d),(f)	6.69 (e)	6.96	6.81	5.14	4.42	4.91
Portfolio Turnover Rate	59.90 (c)	114.37	128.77	90.51	101.26	122.11
Net Assets, end of period ($ x 1,000)	88,612	89,760	102,274	98,815	116,626	124,720

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	5.38	5.36	5.12	6.11	6.15	6.18
Investment Operations:
Net investment income(a)	.16	.33	.31	.24	.22	.25
Net realized and unrealized gain (loss) on investments	.07	.03	.26	(.99 )	(.01 )	(.02 )
Total from Investment Operations	.23	.36	.57	(.75 )	.21	.23
Distributions:
Dividends from net investment income	(.16 )	(.34 )	(.33 )	(.24 )	(.24 )	(.26 )
Dividends from net realized gain on investments	-	-	-	-	(.01 )	-
Total Distributions	(.16 )	(.34 )	(.33 )	(.24 )	(.25 )	(.26 )
Net asset value, end of period	5.45	5.38	5.36	5.12	6.11	6.15
Total Return (%)(b)	4.38 (c)	6.91	11.43	(12.42)	3.55	3.99
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(d)	1.71 (e)	1.71	1.72	1.71	1.71	1.71
Ratio of net expenses to average net assets(d),(f)	1.70 (e)	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income to average net assets(d),(f)	5.94 (e)	6.21	6.09	4.38	3.71	4.24
Portfolio Turnover Rate	59.90 (c)	114.37	128.77	90.51	101.26	122.11
Net Assets, end of period ($ x 1,000)	2,335	2,280	2,511	2,646	3,935	6,567

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	5.39	5.36	5.13	6.12	6.15	6.19
Investment Operations:
Net investment income(a)	.18	.39	.37	.30	.29	.30
Net realized and unrealized gain (loss) on investments	.07	.03	.24	(1.00)	(.01 )	(.02 )
Total from Investment Operations	.25	.42	.61	(.70 )	.28	.28
Distributions:
Dividends from net investment income	(.19 )	(.39 )	(.38 )	(.29 )	(.30 )	(.32 )
Dividends from net realized gain on investments	-	-	-	-	(.01 )	-
Total Distributions	(.19 )	(.39 )	(.38 )	(.29 )	(.31 )	(.32 )
Net asset value, end of period	5.45	5.39	5.36	5.13	6.12	6.15
Total Return (%)	4.70 (b)	8.18	12.32	(11.51)	4.76	4.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.71 (d)	.71	.72	.71	.71	.71
Ratio of net expenses to average net assets(c),(e)	.70 (d)	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets(c),(e)	6.94 (d)	7.20	7.09	5.40	4.67	5.10
Portfolio Turnover Rate	59.90 (b)	114.37	128.77	90.51	101.26	122.11
Net Assets, end of period ($ x 1,000)	411,873	461,653	489,677	504,963	961,674	973,861

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon High Yield Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Alcentra NY, LLC (the “Sub-Adviser”), a subsidiary of Franklin Resources, Inc., serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I.  Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, floating rate loan interests, fixed rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of June 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	9,884,802	—	9,884,802
Convertible Corporate Bonds and Notes	—	1,302,821	—	1,302,821
Corporate Bonds and Notes	—	440,521,455	—	440,521,455

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
Exchange-Traded Funds	9,855,231	—	—	9,855,231
Fixed Rate Loan Interests	—	4,652,079	—	4,652,079
Floating Rate Loan Interests	—	25,967,347	—	25,967,347
Investment Companies	44,563,814	—	—	44,563,814
	54,419,045	482,328,504	—	536,747,549
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(321,214)	—	(321,214)
	—	(321,214)	—	(321,214)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2025, BNY earned $16,661 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	45,711,200
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(45,711,200)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Floating Rate Loan Risk: Unlike publicly-traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $261,488,177 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2024. The fund has $85,199,701 of short-term capital losses and $176,288,476 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2024 was as follows: ordinary income $42,923,838. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at an annual rate of .70% of the value of the fund’s average daily net assets. The fund’s Adviser has agreed in its investment management agreement with the fund to pay all of the fund’s expenses, except management fees, Rule 12b-1 Distribution Plan fees, Rule 12b-1 Service Plan fees, interest expense, brokerage commissions, commitment fees on borrowings, extraordinary expenses not incurred in the ordinary course of the fund’s business, and the fees and expenses of the non-interested board members and their counsel. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interest board members. These provisions in the investment management agreement may not be amended without the approval of the fund’s shareholders. During the period ended June 30, 2025, Trustees’ fees reimbursed by the Adviser amounted to $30,000.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .27% of the value of the fund’s average daily net assets.
During the period ended June 30, 2025, the Distributor retained $451 from commissions earned on sales of the fund’s Class A shares.
(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor and its affiliates for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. The Distributor may compensate Service Agents in respect of distribution related services with regard to the fund and/or shareholder services to the Service Agents’ clients that hold Class A shares. Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets of Class C shares. The Distributor may pay one or more Service Agents for distribution related services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares.  Services include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and providing services related to the maintenance of shareholder accounts. The Distributor may make payments to certain Service Agents in respect of these services.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
During the period ended June 30, 2025, Class A and Class C shares were charged $109,134 and $8,533, respectively, pursuant to their Distribution Plans.  During the period ended June 30, 2025, Class C shares were charged $2,844 pursuant to the Service Plan.
Under its terms, the Distribution Plan and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Service Plan.
(c) The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $289,895, Distribution Plan fees of $19,799, Services Plan fees of $494, which are offset against an expense reimbursement currently in effect in the amount of $6,000.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended June 30, 2025, amounted to $317,376,978 and $378,551,839, respectively.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of the fund’s net assets, and is subject to certain reporting requirements.
Each type of derivative instrument that was held by the fund during the period ended June 30, 2025 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2025 are set forth in the Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Fair value of derivative instruments as of June 30, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Foreign Exchange Risk	-	Foreign Exchange Risk	(321,214)(1)
Gross fair value of derivative contracts	-		(321,214)

Statement of Assets and Liabilities location:
(1)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(1)	Total
Foreign Exchange	(1,012,262)	(1,012,262)
Total	(1,012,262)	(1,012,262)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(2)	Total
Foreign Exchange	(545,572)	(545,572)
Total	(545,572)	(545,572)

Statement of Operations location:
(1)	Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At June 30, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(321,214)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	-	(321,214)
Derivatives not subject to Master Agreements	-	-
Total gross amount of assets and liabilities subject to Master Agreements	-	(321,214)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2025:
Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(11,988)	-	-	(11,988)
Citigroup Global Markets, Inc.	(271,414)	-	-	(271,414)
Goldman Sachs & Co. LLC	(37,812)	-	-	(37,812)
Total	(321,214)	-	-	(321,214)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended June 30, 2025:
Average Market Value ($)
Forward Contracts:
Forward Contracts Purchased in USD	506,908
Forward Contracts Sold in USD	14,608,552
At June 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $13,723,457, consisting of $16,184,339 gross unrealized appreciation and $2,460,882 gross unrealized depreciation.
At June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Trustees’ and Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on February 26-27, 2025, the Board considered the renewal of the fund’s Investment Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Investment Management Agreement, the “Agreements”), pursuant to which Alcentra NY, LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional high yield funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional high yield funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional high yield funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except for the five- and ten-year periods when the fund’s total return performance was below the Performance Group and Performance Universe medians. The Board also considered that the fund’s yield performance was above the Performance Group median for seven of the ten one-year periods and above the Performance Universe median for ten of the ten one-year periods ended December 31st. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and were approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-0029NCSRSA0625

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds III

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 20, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 21, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)